Equity-accounted investees	12 Months Ended
Dec. 31, 2021
Equity-accounted Investees
Equity-accounted investees

12.	Equity-accounted investees

€’000
Interest in joint venture
January 1, 2021	—
Investment during the year	629
Loss for the year attributable to the Group	(629)
December 31, 2021	—

On July 22, 2021, the Company entered into a shareholder agreement with two other parties, Greatex Family Enterprises LDA (“GFE”) and ERE Desarrollos Empresanales S.L. (“EREE”) for a 50% ownership of Fusion Fuel Spain, S.L. (“Fusion Fuel Spain”). Under the terms of the shareholder agreement, the Company, GFE and EREE contributed combined equity of €3,000. The principal activities of Fusion Fuel Spain are to source, promote and develop projects in the green hydrogen sector using the Group’s Solar Green Hydrogen Technology.

Fusion Fuel Spain is structured as a separate vehicle. Accordingly, the Group has classified its interest in Fusion Fuel Spain as a joint venture. In accordance with the agreement under which Fusion Fuel Spain was established, the Group and the other investors in the joint venture have agreed to meet the financial needs of Fusion Fuel Spain by seeking outside financing, by either: (i) applying for or requesting any subsidies available, whether community or national, public of private; or (ii) negotiating financing with local banks if Fusion Fuel Spain lacks the necessary funds to carry out its principal activities.

Fusion Fuel Spain commenced operations in Q4 2021 and during the period ended December 31, 2021, it incurred business set-up costs including professional and consultancy fees. Under the terms of the shareholder agreement, the Group committed to contribute up to €2 million in the form of a subordinated loan to finance the growth and working capital needs of Fusion Fuel Spain. This loan facility has a term of five years and bears interest of 4% per annum. An additional interest charge of 2% will be payable from Fusion Fuel Spain if EBITDA targets are achieved. As no amounts were drawn down under this facility during the year ended December 31, 2021, the above business set-up costs were paid by the Group on behalf of Fusion Fuel Spain. These costs amounted to €0.6 million and have been accounted for as an advancement of the subordinated loan as of December 31, 2021. As the subordinated loan and equity investment represents the set-up costs of the joint venture, the Group has recorded the entirety of losses incurred by Fusion Fuel Spain during 2021.

No commitment has been recognised in these consolidated financial statements for any future investment in Fusion Fuel Spain.